Equity - Non controlling interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
EQUITY
At the beginning of the year	$ 78,929
Redemption of preferred shares			$ (182,336)
Other comprehensive (loss) / income
Currency translation	466,203	$ (281,684)	91,105
Remeasurement of defined benefit obligation net of tax	(33)	4	859
Total other comprehensive (loss) / income	463,516	(281,750)	92,007
Changes in non-controlling interest
Changes in non-controlling interest	(58,520)	(13,656)	(11,382)
Non-controlling interest at the end of the year	148,686	78,929
Non-controlling interests
EQUITY
At the beginning of the year	78,929	146,274	303,877
Shareholder contributions	0	9,424	24,170
Loss for the year	25,238	(13,039)	(2,531)
Redemption of preferred shares			(182,336)
Other comprehensive (loss) / income
Currency translation	99,841	(50,047)	20,646
Remeasurement of defined benefit obligation net of tax	(10)	(20)	616
Cash flow hedge	(1,874)
Reserve for income tax	441	5	(104)
Total other comprehensive (loss) / income	98,398	(50,062)	21,158
Changes in non-controlling interest
Changes in the participations -acquisitions	(26,499)	(12)	(6,682)
Dividends paid	(27,380)	(13,656)	(11,382)
Changes in non-controlling interest	(53,879)	(13,668)	(18,064)
Non-controlling interest at the end of the year	$ 148,686	$ 78,929	$ 146,274